Pension Plans and Similar Obligations - Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension Plans and Similar Obligations
Defined contribution plans	€ 396	€ 381	€ 425
Defined benefit pension plans	39	57	22
Pension expenses	€ 435	€ 438	€ 447